UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-2488

Dreyfus Premier Equity Funds, Inc. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	9/30
Date of reporting period:	12/31/08

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Capital Growth And Income Fund
December 31, 2008 (Unaudited)

Common Stocks--99.1%	Shares	Value ($)

Computers--7.0%
Apple	2,305 a	196,732
Microsoft	31,051	603,631
		800,363
Consumer Discretionary--12.5%
Amazon.com	2,092 a	107,278
Apollo Group, Cl. A	3,729 a	285,716
Bed Bath & Beyond	2,674 a	67,973
Best Buy	5,137	144,401
Carnival	5,141	125,029
DeVry	1,454	83,474
GameStop, Cl. A	3,457 a	74,879
Gap	11,606	155,404
Home Depot	7,726	177,853
Nordstrom	2,507	33,368
Tiffany & Co.	2,587	61,131
Walt Disney	5,075	115,152
		1,431,658
Consumer Staples--16.1%
Avon Products	7,408	178,014
Colgate-Palmolive	1,690	115,833
CVS Caremark	3,426	98,463
Dean Foods	5,895 a	105,933
Estee Lauder, Cl. A	2,516	77,895
Kraft Foods, Cl. A	9,130	245,141
PepsiCo	2,852	156,204
Philip Morris International	2,587	112,560
Procter & Gamble	2,898	179,154
Safeway	7,114	169,100
Wal-Mart Stores	7,420	415,965
		1,854,262
Energy--8.5%
Apache	1,194	88,989
Chevron	3,053	225,830
Exxon Mobil	4,398	351,092
Hess	830	44,521
Schlumberger	3,158	133,678
Ultra Petroleum	3,847 a	132,760
		976,870
Exchange Traded Funds--.4%
Standard & Poor's Depository
Receipts (Tr. Ser. 1)	450	40,608
Financial--5.6%
Assurant	2,564	76,920
Charles Schwab	11,855	191,695
JPMorgan Chase & Co.	3,457	108,999

Unum Group	9,494	176,588
Wells Fargo & Co.	3,060	90,209
		644,411
Health Care--14.3%
Abbott Laboratories	3,239	172,866
Allergan	4,051	163,336
BioMarin Pharmaceutical	9,625 a	171,325
Covidien	4,516	163,660
Genentech	1,347 a	111,680
Gilead Sciences	4,457 a	227,931
Johnson & Johnson	2,720	162,738
Life Technologies	5,961 a	138,951
Pfizer	6,418	113,663
Pharmaceutical Product Development	4,318	125,265
Shire, ADR	2,152	96,367
		1,647,782
Industrial--7.2%
Delta Air Lines	4,146 a	47,513
Dover	3,273	107,747
Energy Conversion Devices	1,415 a	35,672
FedEx	1,593	102,191
Union Pacific	4,004	191,391
Waste Management	10,221	338,724
		823,238
Information Technology--23.6%
Activision Blizzard	6,045 a	52,229
Adobe Systems	6,651 a	141,600
Akamai Technologies	9,148 a	138,043
Altera	10,810	180,635
Autodesk	2,070 a	40,676
Broadcom, Cl. A	6,255 a	106,147
Cisco Systems	18,876 a	307,679
Electronic Arts	6,134 a	98,389
EMC	16,662 a	174,451
Google, Cl. A	654 a	201,203
Hewlett-Packard	7,328	265,933
Intel	16,412	240,600
Juniper Networks	3,753 a	65,715
KLA-Tencor	3,158	68,813
MEMC Electronic Materials	4,520 a	64,546
Oracle	10,064 a	178,435
QUALCOMM	6,275	224,833
Visa, Cl. A	3,244	170,148
		2,720,075
Materials--2.4%
Monsanto	2,003	140,911
Praxair	2,329	138,249
		279,160
Telecommunication Services--1.5%
AT & T	6,023	171,656

Total Investments (cost $14,326,497)	99.1%	11,390,083

Cash and Receivables (Net)	.9%	98,425
Net Assets	100.0%	11,488,508

ADR - American Depository Receipts
a Non-income producing security.

At December 31, 2008, the aggregate cost of investment securities for income tax purposes was $14,326,497.

Net unrealized depreciation on investments was $2,936,414 of which $518,232 related to appreciated investment securities and $3,454,646 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	11,390,083	0

Level 2 - Other Significant Observable Inputs	0	0

Level 3 - Significant Unobservable Inputs	0	0

Total	11,390,083	0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Equity Funds, Inc.

By:	/s/ J. David Officer

J. David Officer
President

Date:	February 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer

J. David Officer
President

Date:	February 23, 2009

By:	/s/ James Windels

James Windels
Treasurer

Date:	February 23, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)